TRADE AND OTHER ACCOUNTS PAYABLES (Details 2) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade And Other Accounts Payables
Aircraft Fuel	$ 304,426	$ 219,601
Boarding Fee	210,621	249,898
Other personnel expenses	92,047	89,621
Handling and ground handling	84,213	103,784
Professional services and advisory	83,182	81,679
Airport charges and overflight	82,181	106,534
Suppliers technical purchases	75,402	114,690
Marketing	60,303	75,220
Air companies	59,524	31,381
Leases, maintenance and IT services	55,427	69,873
Services on board	44,434	68,605
Land services	26,014	31,151
Crew	21,943	24,163
Achievement of goals	21,265	5,732
Aviation insurance	11,943	5,108
Maintenance	8,244	26,244
Aircraft and engines leasing	6,981	4,285
Communications	92	5,273
Others	31,734	36,359
Trade and other accounts payables	$ 1,279,976	$ 1,349,201